American Century Investments®
Quarterly Portfolio Holdings
Non-U.S. Intrinsic Value Fund
February 29, 2024

Non-U.S. Intrinsic Value - Schedule of Investments
FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 96.1%
Belgium — 2.7%
UCB SA	136,251	15,720,564
Brazil — 3.7%
Ambev SA	4,228,200	10,742,525
Banco Bradesco SA	4,355,826	10,795,151
		21,537,676
Canada — 2.5%
ERO Copper Corp.(1)	328,474	5,595,784
Linamar Corp.	186,475	9,126,235
		14,722,019
China — 5.8%
Alibaba Group Holding Ltd.	1,076,500	9,896,994
Autohome, Inc., ADR	268,109	6,968,153
Baidu, Inc., Class A(1)	343,900	4,351,503
JD.com, Inc., Class A	252,664	2,851,536
Tencent Holdings Ltd.	286,400	10,032,768
		34,100,954
Finland — 0.5%
Nokia OYJ	800,240	2,820,920
France — 13.7%
Arkema SA	56,543	5,860,794
BNP Paribas SA	113,050	6,785,260
Cie de Saint-Gobain SA	39,684	3,059,263
Eiffage SA	164,734	17,939,202
Rexel SA	517,810	13,292,776
Sanofi SA	252,559	24,072,543
Sanofi SA, ADR	6,197	296,527
Verallia SA	256,028	9,471,269
		80,777,634
Germany — 7.5%
Bayerische Motoren Werke AG	145,155	17,170,108
Continental AG	120,086	9,632,721
Mercedes-Benz Group AG	218,048	17,375,109
		44,177,938
Ireland — 3.6%
Smurfit Kappa Group PLC	494,346	21,128,085
Japan — 4.4%
SUMCO Corp.	1,633,600	25,637,457
Mexico — 0.5%
Bolsa Mexicana de Valores SAB de CV	1,458,432	3,157,437
Netherlands — 7.1%
ING Groep NV	935,381	12,872,564
NN Group NV	432,551	19,303,747
Signify NV	367,873	9,885,980
		42,062,291
Russia(2) — 0.0%
MMC Norilsk Nickel PJSC	76,933	—
South Korea — 7.6%
Hana Financial Group, Inc.	287,587	12,236,220
Hyundai Mobis Co. Ltd.	64,294	11,727,075

LG Uplus Corp.	632,523	4,905,831
Samsung Electronics Co. Ltd.	286,478	15,811,545
		44,680,671
Sweden — 1.8%
Telefonaktiebolaget LM Ericsson, B Shares	443,450	2,407,936
Volvo Car AB, Class B(1)	2,207,785	8,073,053
		10,480,989
Switzerland — 6.0%
Adecco Group AG	306,529	12,287,976
Roche Holding AG	88,840	23,228,198
		35,516,174
United Kingdom — 28.7%
AstraZeneca PLC, ADR	265,183	17,014,141
Barclays PLC	6,474,020	13,530,731
Barratt Developments PLC	1,120,715	6,612,335
British American Tobacco PLC	537,948	15,983,185
DS Smith PLC	3,442,154	14,024,882
GSK PLC	1,386,529	29,004,022
IMI PLC	232,536	5,104,100
Kingfisher PLC	4,707,788	13,961,392
Mondi PLC	230,910	4,105,453
Nomad Foods Ltd.	339,477	6,256,561
Reckitt Benckiser Group PLC	289,452	18,288,402
Taylor Wimpey PLC	5,880,778	10,248,694
WPP PLC	1,608,046	14,386,392
		168,520,290
TOTAL COMMON STOCKS (Cost $539,831,927)		565,041,099
SHORT-TERM INVESTMENTS — 2.9%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	35,477	35,477
Repurchase Agreements — 2.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625% - 3.875%, 9/30/29 - 2/15/53, valued at $1,415,566), in a joint trading account at 5.27%, dated 2/29/24, due 3/1/24 (Delivery value $1,379,937)		1,379,735
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 9/30/26, valued at $12,431,778), at 5.28%, dated 2/29/24, due 3/1/24 (Delivery value $12,189,788)		12,188,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.25% - 4.25%, 3/15/24 - 8/31/27, valued at $3,295,103), at 5.28%, dated 2/29/24, due 3/1/24 (Delivery value $3,230,474)		3,230,000
		16,797,735
TOTAL SHORT-TERM INVESTMENTS (Cost $16,833,212)		16,833,212
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $556,665,139)		581,874,311
OTHER ASSETS AND LIABILITIES — 1.0%		6,017,310
TOTAL NET ASSETS — 100.0%		$587,891,621

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	19.9%
Health Care	18.6%
Financials	13.4%
Industrials	10.5%
Materials	10.2%
Consumer Staples	8.7%
Information Technology	7.9%
Communication Services	6.9%
Short-Term Investments	2.9%
Other Assets and Liabilities	1.0%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Securities may be subject to resale, redemption or transferability restrictions.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$6,968,153	$27,132,801	—
France	296,527	80,481,107	—
United Kingdom	23,270,702	145,249,588	—
Other Countries	—	281,642,221	—
Short-Term Investments	35,477	16,797,735	—
	$30,570,859	$551,303,452	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.